LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of changes in lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 840,725	$ 934,871
Short-term lease liability at initial recognition (change of estimate)	100,510	107,378
Long-term lease liability at initial recognition (change of estimate)	530,412	257,214
Payments - principal portion	(436,262)	(448,529)
Adjustments (rent adjustments & final payment reconciliations)	(163,741)	(12,142)
Translation differences	(17,323)	1,933
Balance	854,321	840,725
Head office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	270,940	453,633
Short-term lease liability at initial recognition (change of estimate)	100,510	0
Long-term lease liability at initial recognition (change of estimate)	530,412	3,158
Payments - principal portion	(157,736)	(177,986)
Adjustments (rent adjustments & final payment reconciliations)	(117,879)	(9,798)
Translation differences	(17,323)	1,933
Balance	608,924	270,940
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	282,503	219,169
Short-term lease liability at initial recognition (change of estimate)	0	65,679
Long-term lease liability at initial recognition (change of estimate)	0	142,859
Payments - principal portion	(131,550)	(143,628)
Adjustments (rent adjustments & final payment reconciliations)	(41,508)	(1,576)
Translation differences	0	0
Balance	109,445	282,503
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	41,707	81,829
Short-term lease liability at initial recognition (change of estimate)	0	0
Long-term lease liability at initial recognition (change of estimate)	0	0
Payments - principal portion	(40,198)	(40,122)
Adjustments (rent adjustments & final payment reconciliations)	(1,509)	0
Translation differences	0	0
Balance	0	41,707
DeLamar office rent [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	245,575	180,240
Short-term lease liability at initial recognition (change of estimate)	0	41,699
Long-term lease liability at initial recognition (change of estimate)	0	111,197
Payments - principal portion	(106,778)	(86,793)
Adjustments (rent adjustments & final payment reconciliations)	(2,845)	(768)
Translation differences	0	0
Balance	$ 135,952	$ 245,575